Revenue - Summary of Revenue Expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenue Expenses By Type [Abstract]
REVENUE		$ 5,839.3	$ 6,217.5	$ 5,928.1
Cost of sales and services		(4,773.4)	(4,980.7)	(4,816.8)
Administrative		(179.1)	(164.3)	(182.0)
Selling		(307.0)	(368.6)	(361.6)
Research		(49.2)	(47.6)	(41.7)
Other income (expenses), net		(202.5)	(450.0)	(194.2)
Equity in losses on associates		1.2	(0.3)	(0.3)
Operating profit before financial income		329.3	206.0	331.5
Revenue (expenses) by nature:
Revenue from sales of goods		5,026.0	5,402.6	5,268.5
Revenue from sales of services		905.8	889.1	769.4
Sales deductions and tax on revenue		(92.5)	(74.2)	(109.8)
General manufacturing costs		(4,430.7)	(4,612.3)	(4,500.0)
Depreciation		(196.5)	(194.5)	(161.9)
Amortization		(146.2)	(173.9)	(154.9)
Personnel expenses		(245.4)	(261.6)	(294.9)
Selling expenses		(53.8)	(83.6)	(66.4)
Provision for penalties	[1]	(10.1)	(228.0)
Restructuring expenses	[2]	(6.4)	(117.3)
Other income (expense)		(420.9)	(340.3)	(418.5)
Operating profit before financial income		$ 329.3	$ 206.0	$ 331.5

[1]	Refers to amounts resulting from the penalties imposed by the US authorities for the settlement of criminal and civil violations of the U.S. Foreign Corrupt Practices Act of 1977, as amended ("FCPA") , as well as by the Brazilian authorities for the settlement of non-compliance with certain laws, as described in Notes 21 and 26.2 .7.
[2]	Refers to the provision for penalties recognized by the Company;